SHARE CAPITAL AND RESERVES (Details 6)	12 Months Ended
Nov. 30, 2021 shares $ / shares
IfrsStatementLineItems [Line Items]
Balance	$ 2.55
Exercised	1.90
Expired	1.90
Balance	$ 1.90
Share Purchase Warrants [Member]
IfrsStatementLineItems [Line Items]
Balance | shares	3,033,709
Balance	$ 1.66
Issued | shares	270,000
Issued	$ 1.75
Exercised | shares	(1,408,501)
Exercised	$ 1.84
Expired | shares	(1,516,000)
Expired	$ 1.46
Balance | shares	379,208
Balance	$ 1.84